Vessels, net (Tables)	12 Months Ended
Dec. 31, 2012
Vessels, Net [Abstract]
Property, Plant and Equipment [Table Text Block]

	Vessels Cost	Accumulated Depreciation	Net Book Value
December 31, 2009	$309,816	$(39,115)	$270,701
Depreciation	—	(15,365)	(15,365)
Disposal	(7,600)	5,561	(2,039)
Vessel held for sale	(27,981)	5,472	(22,509)
Vessel impairment charge	(22,921)	5,824	(17,097)
December 31, 2010	$251,314	$(37,623)	$213,691

Depreciation	—	(8,664)	(8,664)
Disposal	(9,461)	7,279	(2,182)
Vessels held for sale	(76,302)	1,214	(75,088)
Vessel impairment charge	(62,414)	16,076	(46,338)
December 31, 2011	$103,137	$(21,718)	$81,419
Depreciation	—	(5,729)	(5,729)
December 31, 2012	$103,137	$(27,447)	$75,690